S000088433 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares Nasdaq Top 30 Stocks ETF | iShares Nasdaq Top 30 Stocks ETF
Prospectus [Line Items]
Annual Return [Percent]	22.36%